Purchased Loans - Composition of Net Loans (Detail) - Financial Asset Acquired with Credit Deterioration [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	$ 63,782	$ 100,630
Loans, net	63,782	100,630
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	54,216	83,620
Total gross loans	54,216	83,620
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,153	14,722
Total gross loans	6,153	14,722
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	520	510
Total gross loans	520	510
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	23,306	35,952
Total gross loans	23,306	35,952
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	24,237	32,436
Total gross loans	24,237	32,436
Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	8,626	15,037
Total gross loans	8,626	15,037
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	7,871	14,153
Total gross loans	7,871	14,153
Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	755	884
Total gross loans	755	884
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	940	1,973
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	$ 940	$ 1,973